Reconciliation of operating profit/(loss) to headline operating profit (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of profit before interest and taxation to headline PBIT [abstract]
Reconciliation of Operating Profit to Headline Operating Profit
Reconciliation of operating profit/(loss) to headline operating profit:

	2021	2020	2019
Continuing operations	£m	£m	£m
Operating profit/(loss)	1,229.0	(2,278.1)	1,295.9
Amortisation and impairment of acquired intangible assets	97.8	89.1	121.5
Goodwill impairment	1.8	2,822.9	47.7
Losses/(gains) on disposal of investments and subsidiaries	10.6	(7.8)	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(0.6)	(0.4)
Investment and other impairment (reversals)/charges	(42.4)	296.2	7.5
Litigation settlement	21.3	25.6	(16.8)
Gain on sale of freehold property in New York	—	—	(7.9)
Restructuring and transformation costs	145.5	80.7	153.5
Restructuring costs in relation to Covid-19	29.9	232.5	—
Headline operating profit	1,493.5	1,260.5	1,560.6